Acquisition of Alternative Solutions, LLC (Tables)	6 Months Ended
Nov. 30, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The acquisition date estimated fair value of the consideration transferred totaled $27,975,650, which consisted of the following:

Initial purchase price	$2,050,000
Cash paid in connection with transaction	5,995,543
Note payable	3,810,820
Contingent consideration	678,111
Common stock	15,441,176
Total purchase price	$27,975,650

Net tangible assets	$595,151
Intangible assets	1,637,600
Goodwill	25,742,899
Total purchase price	$27,975,650

Business Acquisition, Pro Forma Information [Table Text Block]
These combined results are not necessarily indicative of the results that may have been achieved had the companies always been combined.

	Three months ended November 30,
	2018	2017
	(unaudited)	(unaudited)
Revenues	$1,976,910	$1,928,265
Net loss	$(10,771,264)	$(10,734,044)
Basic net income per share	$(0.12)	$(0.18)
Diluted net income per share	$(0.12)	$(0.18)
Weighted average shares - basic	90,338,339	58,372,855
Weighted average shares - diluted	90,338,339	58,372,855
	Six months ended November 30,
	2018	2017
	(unaudited)	(unaudited)
Revenues	$3,843,783	$3,311,457
Net loss	$(19,353,778)	$(8,453,557)
Basic net income per share	$(0.24)	$(0.25)
Diluted net income per share	$(0.24)	$(0.25)
Weighted average shares - basic	80,765,385	57,280,264
Weighted average shares - diluted	80,765,385	57,280,264